Prudential Investment Portfolios 4
Prudential Muni High Income Fund
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

April 12, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(a) Filing for Prudential Investment Portfolios 4—Prudential Muni High Income Fund
(formerly, Dryden Municipal Bond Fund—High Income Series)
Registration Nos. 33-10649 and 811-04930

Dear Sir or Madam,

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Thank you for your attention to this filing.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary